Accounting policies - Tangible assets (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Tangible assets
Impairment loss		$ 0
Period of projection of cash flows	5 years
Buildings | Minimum
Tangible assets
Average annual rate (as a percent)	2.00%
Buildings | Maximum
Tangible assets
Average annual rate (as a percent)	5.00%
Furniture and vehicles | Minimum
Tangible assets
Average annual rate (as a percent)	10.00%
Furniture and vehicles | Maximum
Tangible assets
Average annual rate (as a percent)	20.00%
IT equipment and fixtures
Tangible assets
Average annual rate (as a percent)	25.00%
Others | Minimum
Tangible assets
Average annual rate (as a percent)	5.00%
Others | Maximum
Tangible assets
Average annual rate (as a percent)	20.00%